ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES.
Accounts Payable	$ 6,005,745	$ 4,342,622
Accrued Liabilities	12,603,940	2,567,142
Accrued Payroll and Related Liabilities	2,089,259	1,707,744
Sales Tax and Cannabis Taxes	1,270,572	1,319,652
Total Accounts Payable and Accrued Liabilities	21,969,516	9,937,160
Accrued loyalty rewards program	$ 999,000	$ 380,000